Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 12 – Stockholders’ Equity

At December 31, 2014, the Company had 300,000,000 shares of common stock authorized; par value $0.50.  Shares outstanding and treasury shares held were as follows:

	December 31,
	2014	2013	2012
Shares outstanding	176,753,270	176,750,599	175,209,082
Treasury shares	1,837,984	1,178,323	776,355

At December 31, 2014, the Company had 1,738,619 shares of authorized but unissued Series Preferred Stock, $1.00 par value.

In February 2012, the Company renewed its universal shelf registration, which had expired in December 2011, through a filing with the Securities and Exchange Commission (“SEC”) to allow for the potential future sale by the Company, from time to time, in one or more public offerings, of an indeterminate amount of our common stock, preferred stock, debt securities and other securities specified therein at indeterminate prices.

The Company has a shelf registration statement filed with the SEC to permit the offering from time to time of shares of common stock and shares of preferred stock in connection with acquisitions.  The balance remaining available for use under the acquisition shelf registration as of December 31, 2014 is 1,904,487 shares.  The form and terms of any securities issued under these shelf registration statements will be determined at the time of issuance.

The Company has a Dividend Reinvestment and Direct Stock Purchase Plan (“Plan”) that allows reinvested dividends to be used to purchase shares of common stock at a five percent discount from the current market value.  In August 2014, we renewed the Plan through a filing with the SEC.  Under the direct stock purchase program, shares are purchased by investors at market price.  The shares issued under the Plan are either shares purchased by the Company’s transfer agent in the open-market or original issue shares.  In 2014 and 2013, 558,317 and 154,900 shares of the Company were purchased under the dividend reinvestment portion of the Plan by the Company’s transfer agent in the open-market for $14,148 and $3,693, respectively.  During 2013 and 2012, under the dividend reinvestment portion of the Plan, 432,894 and 711,740 original issue shares of common stock were sold providing the Company with proceeds of $10,107 and $12,921, respectively.  During 2014, to minimize share dilution, the Company did not sell original issue shares of common stock under the Plan.

In October 2013, the Company’s Board of Directors approved a resolution authorizing the Company to purchase, from time to time, up to 685,348 shares of its common stock in the open market or through privately negotiated transactions.  This authorization renewed the number of shares that had remained, when affected for stock splits, from an existing share buy-back authorization from 1997.  The specific timing, amount and other terms of repurchases will depend on market conditions, regulatory requirements and other factors.  In 2014 we repurchased 560,000 share of our common stock in the open market for $13,280.  In December 2014, the Company’s Board of Directors authorized a share buyback program, commencing in 2015, of up to 1,000,000 shares to minimize share dilution through timely and orderly share repurchases.  As of December 31, 2014, an aggregate of 1,125,348 shares remain available for repurchase, which includes 125,348 of shares authorized for repurchase from a previous repurchase authorization.

The Company’s accumulated other comprehensive income is reported in the stockholders’ equity section of the consolidated balance sheets, the consolidated statements of equity, and the related components of other comprehensive income are reported in the consolidated statements of comprehensive income.  The Company reports its unrealized gains or losses on investments as other comprehensive income and accumulated other comprehensive income.  The Company recorded a regulatory asset for its underfunded status of its pension and other post-retirement benefit plans that would otherwise be charged to other comprehensive income, as it anticipates recovery of its costs through customer rates.